Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments
The Company has the following delivery installment commitments as at June 30, 2022:

	June 30, 2022	December 31, 2021
(in $ millions)
Delivery installments for jack-up drilling rigs	615.0	621.0
Back-end fees	9.0	9.0
Total	624.0	630.0

Maturity of Commitments
The following table sets forth when our commitments fall due as of June 30, 2022:

(In $ millions)	Less than 1 year	1-2 years	2-3 years	Thereafter	Total
Delivery installments for jack-up rigs and back end fees	—	624.0	—	—	624.0

Other Commercial Commitments
The Company has the following guarantee commitments as at June 30, 2022:

	June 30, 2022	December 31, 2021
(in $ millions)
Surety bonds, bank guarantees and performance bonds	13.4	20.8
Total	13.4	20.8
As at June 30, 2022, the expected expiration dates of these obligations are as follows:

(In $ millions)	Less than 1 year	1–3 years	Total
Surety bonds, bank guarantees and performance bonds	3.8	9.6	13.4

Assets Pledged as Collateral	Assets pledged as collateral

	June 30, 2022	December 31, 2021
(in $ millions)
Book value of jackup rigs pledged as collateral for long-term debt facilities	2,704.9	2,730.8